Applied Finance Explorer Fund

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
98.49%	COMMON STOCK
2.92%	COMMUNICATION SERVICES
	John Wiley & Sons, Inc. Class A	123,444	$5,894,451
	Scholastic Corp.	96,233	3,014,980
	Sinclair, Inc.	292,051	4,491,744
	Telephone and Data Systems, Inc.	289,362	6,134,474
	Ziff Davis, Inc.(A)	73,328	3,510,945
			23,046,594
12.22% CONSUMER DISCRETIONARY
Bloomin' Brands, Inc.	262,583	5,474,856
Caleres, Inc.	159,108	6,135,204
Dream Finders Homes, Inc. Class A(A)	148,687	4,691,075
Frontdoor, Inc.(A)	115,484	4,556,999
G-III Apparel Group Ltd.(A)	134,690	3,713,403
Green Brick Partners, Inc.(A)	66,835	4,888,980
Group 1 Automotive, Inc.	18,811	6,879,559
KB Home	74,204	6,387,480
M/I Homes, Inc.(A)	40,401	6,740,099
Meritage Homes Corp.	33,575	6,811,360
Patrick Industries, Inc.	55,941	7,163,804
Phinia, Inc.	123,187	5,506,459
Sonic Automotive, Inc. Class A	63,895	3,804,308
Stride, Inc.(A)	69,895	5,310,622
Taylor Morrison Home Corp.(A)	107,002	7,177,694
Upbound Group, Inc.	148,105	5,588,002
Vista Outdoor, Inc.(A)	136,737	5,555,624
		96,385,528
1.97% CONSUMER STAPLES
The Andersons, Inc.	88,718	4,837,793
BellRing Brands, Inc.(A)	84,534	4,334,904
Performance Food Group Co.(A)	92,481	6,381,189
		15,553,886

Applied Finance Explorer Fund

Schedule of Investments

July 31, 2024 (unaudited)

	Shares	Value
8.02% ENERGY
Antero Resources Corp.(A)	119,386	$3,464,582
Atlas Energy Solutions, Inc.	200,000	4,248,000
California Resources Corp.	91,330	4,698,015
Chord Energy Corp.	20,568	3,530,703
Civitas Resources, Inc.	51,277	3,577,084
Dorian LPG Ltd.	148,728	6,077,026
International Seaways, Inc.	104,562	5,855,472
Liberty Energy, Inc.	221,361	5,345,868
Murphy Oil Corp.	81,026	3,352,856
Permian Resources Corp.	249,244	3,823,403
ProPetro Holding Corp.(A)	500,000	4,795,000
SM Energy Co.	92,920	4,292,904
Weatherford International plc	46,226	5,448,196
World Kinect Corp.	170,000	4,748,100
		63,257,209
23.69% FINANCIALS
Arbor Realty Trust, Inc. REIT	387,910	5,236,785
Axos Financial, Inc.(A)	97,799	7,140,305
The Bancorp, Inc.(A)	138,141	7,161,229
BGC Group, Inc. Class A	739,513	6,810,915
Cathay General Bancorp	113,152	5,014,897
CNO Financial Group, Inc.	184,070	6,416,680
Columbia Banking System, Inc.	271,218	7,095,063
Customers Bancorp, Inc.(A)	118,664	7,651,455
Donnelley Financial Solutions(A)	102,129	6,891,665
Enact Holdings, Inc.	157,059	5,344,718
Enova International, Inc.(A)	96,997	8,387,331
Federated Hermes, Inc.	128,313	4,404,985
Hancock Whitney Corp.	112,719	6,169,111
Hope Bancorp, Inc.	454,661	5,983,339
Jackson Financial, Inc.	85,598	7,537,760
MFA Financial, Inc.	451,248	5,049,465
Mr Cooper Group, Inc.(A)	56,236	5,054,492
Navient Corp.	300,272	4,927,464
NMI Holdings, Inc.(A)	172,888	6,803,143
Pathward Financial, Inc.	105,897	7,152,283

Applied Finance Explorer Fund

Schedule of Investments

July 31, 2024 (unaudited)

FINANCIALS Continued	Shares	Value
PennyMac Financial Services, Inc.	49,248	$4,832,214
PennyMac Mortgage Investment Trust	336,012	4,626,885
PJT Partners, Inc.	47,866	6,363,306
Preferred Bank	68,602	5,903,888
Provident Financial Services, Inc.	293,870	5,448,350
Radian Group, Inc.	202,291	7,504,996
Rithm Capital Corp.	493,874	5,733,877
SLM Corp.	280,280	6,359,553
StoneX Group, Inc.(A)	78,949	6,579,610
Victory Capital Holdings, Inc. Class A	140,290	7,349,793
		186,935,557
11.85% HEALTH CARE
AMN Healthcare Services, Inc.(A)	74,378	5,029,440
Amphastar Pharmaceuticals, Inc.(A)	85,093	3,703,247
ANI Pharmaceuticals, Inc.(A)	75,956	4,991,828
Collegium Pharmaceutical, Inc.(A)	161,708	6,237,078
The Ensign Group, Inc.	50,548	7,114,631
Halozyme Therapeutics, Inc.(A)	92,701	5,122,657
HealthEquity, Inc.(A)	62,672	4,918,499
Innoviva, Inc.(A)	314,262	5,920,696
Integra LifeSciences Holdings Corp.(A)	140,000	3,473,400
Lantheus Holdings, Inc.(A)	60,850	6,378,905
Medpace Holdings, Inc.(A)	14,867	5,686,925
Owens & Minor, Inc.(A)	379,635	6,233,607
Patterson Companies, Inc.	150,695	3,805,049
Prestige Consumer Healthcare Inc.(A)	71,208	5,042,238
Supernus Pharmaceuticals, Inc.(A)	183,620	5,475,548
Tenet Healthcare Corp.(A)	52,146	7,806,256
United Therapeutics Corp.(A)	20,985	6,574,391
		93,514,395
14.32% INDUSTRIALS
American Woodmark Corp.(A)	55,090	5,627,444
API Group Corp.(A)	147,805	5,600,331
Atkore, Inc.	32,886	4,439,610
Avis Budget Group, Inc.	38,389	3,877,673
Beacon Roofing Supply, Inc.(A)	59,547	6,121,432
Boise Cascade Co.	38,381	5,453,556

Applied Finance Explorer Fund

Schedule of Investments

July 31, 2024 (unaudited)

INDUSTRIALS Continued	Shares	Value
Builders FirstSource, Inc.(A)	39,135	$6,550,025
Comfort Systems USA, Inc.	21,282	7,074,562
CSG Systems International, Inc.	124,814	5,846,288
Genco Shipping & Trading Ltd.	219,798	4,266,279
GMS, Inc.(A)	69,084	6,647,953
H&E Equipment Services, Inc.	92,926	4,860,030
Herc Holdings, Inc.	31,554	4,917,375
Hillman Solutions Corp.(A)	387,239	3,930,476
Maximus, Inc.	54,261	5,040,304
Sterling Infrastructure, Inc.(A)	58,205	6,772,734
Terex Corp.	69,067	4,369,178
TriNet Group, Inc.	51,080	5,325,090
UFP Industries, Inc.	40,649	5,362,823
Verra Mobility Corp.(A)	201,666	6,076,197
Wesco International, Inc.	27,413	4,795,904
		112,955,264
7.77% INFORMATION TECHNOLOGY
ACI Worldwide, Inc.(A)	110,000	4,755,300
Adeia, Inc.	316,171	3,715,009
ASGN, Inc.(A)	50,000	4,733,500
Consensus Cloud Solutions, Inc.(A)	158,472	3,375,454
ePlus, Inc.(A)	65,783	6,046,773
Insight Enterprises, Inc.(A)	29,802	6,690,549
InterDigital, Inc.	37,720	4,630,507
Netgear, Inc.(A)	198,066	3,145,288
OSI Systems, Inc.(A)	36,992	5,474,076
Progress Software Corp.	79,104	4,619,674
Sanmina Corp.(A)	59,854	4,508,802
ScanSource, Inc.(A)	94,666	4,927,365
Xerox Corporation	431,587	4,646,034
		61,268,331

Applied Finance Explorer Fund

Schedule of Investments

July 31, 2024 (unaudited)

	Shares	Value
4.52% MATERIALS
Alpha Metallurgical Resources(A)	20,229	$5,975,849
Commercial Metals Co.	107,058	6,434,186
Element Solutions, Inc.	199,111	5,366,041
TimkenSteel Corp.(A)	182,972	4,102,232
Ryerson Holding Corp.	260,222	6,190,681
Warrior Met Coal, Inc.	110,359	7,626,910
		35,695,899
8.09% REAL ESTATE
American Assets Trust, Inc. REIT	206,119	5,466,276
Armada Hoffler Properties, Inc. REIT	323,202	3,839,640
DiamondRock Hospitality Co. REIT	588,269	4,841,454
Douglas Emmett, Inc. REIT	289,865	4,663,928
Empire State Realty Trust REIT	486,981	5,244,785
Kite Realty Group Trust REIT	216,088	5,328,730
The Macerich Co. REIT	385,393	6,170,142
Newmark Group, Inc.	504,813	6,552,473
Sabra Health Care REIT, Inc. REIT	340,744	5,530,275
Service Properties Trust REIT	689,876	3,911,597
SL Green Realty Corp.	89,201	5,944,355
Tanger Factory Outlet Centers, Inc. REIT	218,275	6,308,147
		63,801,802
3.12%	UTILITIES
	Brookfield Infrastructure Corp.	69,973	2,721,950
	Montauk Renewables, Inc.(A)	150,000	891,000
	New Jersey Resources Corp.	108,080	5,052,740
	Otter Tail Corp.	58,526	5,672,340
	Southwest Gas Corp.	73,943	5,483,613
	PNM Resources, Inc.	114,991	4,781,326
			24,602,969
98.49%	TOTAL COMMON STOCK		777,017,434

Applied Finance Explorer Fund

Schedule of Investments

July 31, 2024 (unaudited)

	Shares	Value
1.42% MONEY MARKET FUND
Federated Treasury Obligations Fund 5.200%(B)	11,192,760	$ 11,192,760
99.91%	TOTAL INVESTMENTS	788,210,194
0.09%	Other assets net of liabilities	736,869
100.00%	NET ASSETS	$ 788,947,063

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2024 REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$777,017,434			$777,017,434
MONEY MARKET FUN		$11,192,760			$11,192,760
TOTAL INVESTMENTS		$788,210,194			$788,210,194

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $628,267,859, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$177,026,630
Gross unrealized depreciation	(17,084,295)
Net unrealized appreciation	$159,942,335